N-4	Jul. 25, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account H
Entity Central Index Key	0000847552
Entity Investment Company Type	N-4
Document Period End Date	Jul. 25, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX B – Investment Requirements. The American Funds Select Balanced Model and American Funds Select Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:

●	Lincoln ProtectedPay Select Core®,
●	Lincoln Market Select® Advantage, or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders.

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]

APPENDIX B – Investment Requirements. The American Funds Select Balanced Model and American Funds Select Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:

●	Lincoln ProtectedPay Select Core®,
●	Lincoln Market Select® Advantage, or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders.